PROPERTY AND EQUIPMENT, NET (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 144,581,000		¥ 784,822,000		¥ 936,572,000
Less: accumulated depreciation	(67,403,000)		(365,936,000)		(436,626,000)
Property and equipment, net	77,178,000		418,886,000		499,946,000
Depreciation expenses	23,667,000	¥ 153,313,000	94,826,000	¥ 59,876,000
Cost of revenue
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	20,239,000	131,102,000	79,348,000	45,581,000
Sales and marketing expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	8,000	49,000	198,000	280,000
General and administration expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	1,419,000	9,191,000	5,796,000	5,706,000
Research and development expenses
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	2,001,000	¥ 12,971,000	9,484,000	¥ 8,309,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	2,022,000		13,100,000		13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	136,537,000		734,664,000		884,461,000
Furniture, fixtures and office equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	1,507,000		8,391,000		9,759,000
Leasehold improvements
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	2,974,000		19,371,000		19,267,000
Motor vehicles
PROPERTY AND EQUIPMENT, NET
Property and equipment, at cost	$ 1,541,000		¥ 9,296,000		¥ 9,985,000